Description of Organization and Business Operations (Details)				2 Months Ended	6 Months Ended	11 Months Ended
	Mar. 28, 2022 USD ($)	Mar. 08, 2022 USD ($) $ / shares	Aug. 06, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Jan. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item					1	1
Price of warrant | $ / shares					$ 11.50	$ 11.50
Proceeds from Issuance Initial Public Offering						$ 150,000,000
Proceeds received from private placement						852,416
Value of Class B common stock transferred to Anchor Investors at initial public offering						6,509,758
Deferred underwriting discount					$ 5,250,000	5,250,000
Payments for investment of cash in Trust Account			$ 150,000,000		$ (9,000)	$ 150,000,000
Condition for future business combination use of proceeds percentage					80	80
Condition for future business combination threshold Percentage Ownership					50	50
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Condition for future business combination threshold Net Tangible Assets					$ 5,000,001	$ 5,000,001
Months to complete acquisition					24 months	24 months
Redemption period upon closure					10 days	10 days
Maximum allowed dissolution expenses					$ 100,000	$ 100,000
Tax obligations					99,000
Working capital deficit					$ 2,900,000	100,000
Aggregate purchase price				$ 25,000		$ 25,000
Number of shares per warrant | shares					1	1
Funds in Trust Account per public share | $ / shares					$ 10.00	$ 10.00
Proceeds held in operating account for working capital purpose					$ 8,000	$ 300,000
LanzaTech Global
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 10.00
Consideration consisting of equity interests		$ 1,817,000,000
Price per share | $ / shares		$ 10.00
Exercise price of warrants | $ / shares		$ 10.00
Cash held in AMCI's trust account		$ 250,000,000
Exercise price of warrant | $ / shares		$ 10.00
LanzaTech Global | Minimum
Subsidiary, Sale of Stock [Line Items]
Net tangible assets		$ 5,000,001
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares					$ 0.0001	$ 0.0001
Working Capital Loans
Subsidiary, Sale of Stock [Line Items]
Outstanding balance				0	$ 0	$ 0	$ 0
Subsequent Events. | LanzaTech Global
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		10.00
Price per share | $ / shares		10.00
Exercise price of warrants | $ / shares		10.00
Exercise price of warrant | $ / shares		$ 10.00
Subsequent Events. | LanzaTech Global | Minimum
Subsidiary, Sale of Stock [Line Items]
Net tangible assets		$ 5,000,001
Cash held in AMCI's trust account		$ 250,000,000
Accumulated Deficit
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				0
Additional Paid-in Capital
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 24,569		24,569
Initial public offering.
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			15,000,000
Purchase price, per unit | $ / shares			$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 11.50
Proceeds from Issuance Initial Public Offering			$ 150,000,000
Transaction Costs			13,782,542
Value of Class B common stock transferred to Anchor Investors at initial public offering			6,509,758
Underwriting discount			1,500,000
Deferred underwriting discount			5,250,000
Other offering costs			$ 522,784
Price per share | $ / shares			$ 10.00
Exercise price of warrants | $ / shares			11.50
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Number of shares in a unit | shares			1
Number of warrants in a unit | shares			0.5
Initial public offering. | Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds held in operating account for working capital purpose			$ 900,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares			$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 11.50
Sale of Private Placement Warrants (in shares) | shares			3,500,000
Proceeds received from private placement			$ 3,500,000
Exercise price of warrants | $ / shares			$ 11.50
Restrictions on transfer period of time after business combination completion			30 days
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price					$ 25,000	$ 25,000
Working Capital Loan	$ 1,500,000